S000014682 [Member] Investment Strategy - Western Asset SMASh Series C Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund invests in a portfolio of debt obligations of various maturities. Under normal market conditions, the fund expects to invest primarily in corporate obligations and in derivatives and other instruments relating to such investments. The fund currently limits its investments to U.S. dollar denominated investment grade (that is, rated in the Baa/BBB categories or above or, if unrated, determined to be of comparable credit quality by the subadviser) debt obligations. The fund may at times invest in the securities of issuers located in only one country or in a relatively small number of countries, including in any emerging market country or countries. Currently the fund does not contemplate investing 25% or more of its assets in a single country or a small number of countries, except in the United States. The subadviser may invest a significant portion of the fund’s assets in various industry sectors, to the extent consistent with the fund’s fundamental investment restrictions.
In purchasing debt obligations for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the fund’s investments from time to time.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, interest rate swaps, credit default swaps and options on credit default swaps, futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. For additional information regarding derivatives, see “More on the funds’ investment strategies, investments and risks—Derivatives” in the Prospectus.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
The fund may borrow money to increase portfolio holdings, to the extent consistent with the fund’s fundamental investment restrictions.
The fund is classified as “diversified.”